Provision For Income Taxes And Deferred Income Taxes - Summary of Components of Deferred Tax Assests And Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Deferred tax assets	$ 35,483	$ 16,277
Deferred tax liabilities	(81,182)	(37,728)
Net deferred tax liabilities	(45,699)	(21,451)	$ (4,459)
Share-based compensation
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Deferred tax assets	2,080	1,177
Net operating losses
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Deferred tax assets	12,440	1,285
Lease liabilities
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Deferred tax assets	20,146	13,202
Inventory
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Deferred tax assets		188
Other
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Deferred tax assets	817	425
Biological assets
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Deferred tax liabilities	(7,396)	(4,213)
ROU assets
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Deferred tax liabilities	(8,699)	(6,488)
Inventory
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Deferred tax liabilities	(8,026)
Property, plant and equipment
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Deferred tax liabilities	(8,407)	(7,923)
Intangible assets
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Deferred tax liabilities	(48,517)	(18,877)
Other
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Deferred tax liabilities	$ (137)	$ (227)